Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 AUD ($)
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,191,000	$ 1,260,000	$ 3,217,000	$ 5,289,000
Legal, patent and other professional fees	565,000	979,000	2,816,000	2,362,000
Revenue	1,249,000	1,070,000	14,755,000	15,641,000
Events after Reporting Period
Disclosure Of Loss Before Income Tax Line Item
Revenue					$ 20.0
Research and Development Tax Incentive | Australian Government
Disclosure Of Loss Before Income Tax Line Item
Loss adjustments			100,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,191,034	1,260,177	3,216,972	5,289,371
Legal, patent and other professional fees			620,000
Total equity settled share-based payment transactions in the profit and loss	1,191,034	1,260,177	3,836,972	5,289,371
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	639,245	680,343	1,789,049	3,023,049
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	89,460	96,246	244,698	485,820
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 462,329	$ 483,588	$ 1,183,225	$ 1,780,502